CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Debt Disclosure [Abstract]
Balance of Debt Discount	$ 112,500	$ 0
Debt Discount		225,000
Amortization of Debt Discount	112,500
Balance of Derivative Liability	85,560	$ 82,518
Initial Derivative Warrants	117,482
Change in Fair Value	(45,166)
Change in Fair Value Warrant	$ (69,274)